Leuthold Core Investment Fund
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 54.94%
Airlines - 0.87%
Delta Air Lines, Inc.	51,380	$2,915,815
United Continental Holdings, Inc. (a)	32,070	2,807,728
		5,723,543
Biotechnology - 2.42%
AbbVie, Inc.	36,772	2,674,060
Amgen, Inc.	16,455	3,032,327
Biogen, Inc. (a)	9,739	2,277,660
Celgene Corp. (a)	23,003	2,126,397
Gilead Sciences, Inc.	46,678	3,153,566
Regeneron Pharmaceuticals, Inc. (a)	8,395	2,627,635
		15,891,645
Capital Markets - 2.32%
FactSet Research Systems, Inc.	7,220	2,068,963
Intercontinental Exchange, Inc.	34,253	2,943,703
Moody's Corp.	14,944	2,918,712
MSCI, Inc.	9,235	2,205,226
Nasdaq, Inc.	22,500	2,163,825
S&P Global, Inc.	12,761	2,906,828
		15,207,257
Chemicals - 0.00% (i)
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,437

Commercial Services & Supplies - 2.43%
Republic Services, Inc.	61,118	5,295,264
Stericycle, Inc. (a)(f)	42,313	2,020,446
Tetra Tech, Inc.	37,611	2,954,344
Waste Management, Inc.	49,533	5,714,622
		15,984,676
Communications Equipment - 2.74%
Ciena Corp. (a)	68,506	2,817,652
Cisco Systems, Inc.	111,323	6,092,708
F5 Networks, Inc. (a)	16,791	2,445,273
Juniper Networks, Inc.	93,860	2,499,492
Motorola Solutions, Inc.	24,850	4,143,240
		17,998,365
Consumer Finance - 2.78%
Ally Financial, Inc.	97,386	3,017,992
Capital One Financial Corp.	53,898	4,890,705
OneMain Holdings, Inc.	42,145	1,424,922
Santander Consumer USA Holdings, Inc.	89,662	2,148,302
Synchrony Financial	129,960	4,505,713
World Acceptance Corp. (a)	13,936	2,287,037
		18,274,671
Diversified Telecommunication Services - 1.66%
AT&T, Inc.	165,724	5,553,411
Verizon Communications, Inc.	93,692	5,352,624
		10,906,035
Entertainment - 1.36%
Viacom, Inc. - Class B	106,621	3,184,769
The Walt Disney Co.	41,305	5,767,830
		8,952,599

Food & Staples Retailing - 2.34%
Costco Wholesale Corp.	29,887	7,897,939
Walmart, Inc.	67,835	7,495,089
		15,393,028
Health Care Providers & Services - 5.28%
Anthem, Inc.	11,418	3,222,274
Centene Corp. (a)	97,050	5,089,302
Encompass Health Corp.	61,286	3,883,081
HCA Healthcare, Inc. (f)	51,883	7,013,025
Humana, Inc.	15,951	4,231,800
Tenet Healthcare Corp. (a)(f)	60,950	1,259,227
UnitedHealth Group, Inc.	28,208	6,883,034
Universal Health Services, Inc. - Class B	23,843	3,108,889
		34,690,632
Hotels, Restaurants & Leisure - 2.55%
BJ's Restaurants, Inc. (f)	27,369	1,202,594
Brinker International, Inc. (f)	33,917	1,334,634
The Cheesecake Factory, Inc. (f)	34,253	1,497,541
Cracker Barrel Old Country Store, Inc. (f)	10,074	1,719,934
Darden Restaurants, Inc.	23,339	2,841,056
Dave & Buster's Entertainment, Inc. (f)	29,216	1,182,371
Dine Brands Global, Inc. (f)	18,974	1,811,448
The Wendy's Co.	98,394	1,926,555
Yum! Brands, Inc.	29,216	3,233,335
		16,749,468
Household Durables - 2.40%
D.R. Horton, Inc.	89,662	3,867,122
Lennar Corp. - Class A	53,730	2,603,756
Meritage Homes Corp. (a)	38,451	1,974,074
PulteGroup, Inc.	136,677	4,321,727
Toll Brothers, Inc.	82,610	3,025,178
		15,791,857
Insurance - 0.75%
MetLife, Inc.	99,401	4,937,248

Interactive Media & Services - 2.39%
Alphabet, Inc. - Class A (a)	7,052	7,635,906
Facebook, Inc. - Class A (a)	21,156	4,083,108
IAC/InterActiveCorp (a)	11,586	2,520,302
YY, Inc. - Class A - ADR (a)(f)	20,988	1,462,654
		15,701,970
IT Services - 5.18%
Alliance Data Systems Corp.	12,425	1,741,115
Fiserv, Inc. (a)(f)	59,103	5,387,830
FleetCor Technologies, Inc. (a)	13,433	3,772,658
Genpact, Ltd.	47,182	1,797,162
Mastercard, Inc. - Class A	32,406	8,572,359
MAXIMUS, Inc.	40,466	2,935,404
Visa, Inc. - Class A (f)	46,007	7,984,515
The Western Union Co. (f)	93,860	1,866,875
		34,057,918
Media - 1.49%
AMC Networks, Inc. - Class A (a)(f)	30,559	1,665,160
Comcast Corp. - Class A	92,349	3,904,516
Discovery, Inc. - Class A (a)(f)	60,447	1,855,723
Nexstar Media Group, Inc. (f)	23,339	2,357,239
		9,782,638

Multiline Retail - 3.14%
Dollar General Corp.	52,723	7,126,041
Dollar Tree, Inc. (a)	46,846	5,030,792
Target Corp.	97,890	8,478,253
		20,635,086
Professional Services - 2.61%
ASGN, Inc. (a)	54,066	3,276,400
Insperity, Inc.	41,137	5,024,473
Robert Half International, Inc. (f)	62,462	3,560,959
TriNet Group, Inc. (a)	57,424	3,893,347
TrueBlue, Inc. (a)	63,637	1,403,832
		17,159,011
Road & Rail - 3.93%
Canadian National Railway Co. (b)(f)	30,391	2,810,560
Canadian Pacific Railway, Ltd. (b)	17,630	4,147,281
CSX Corp.	50,708	3,923,278
Genesee & Wyoming, Inc. - Class A (a)	32,406	3,240,600
Kansas City Southern	29,887	3,640,834
Norfolk Southern Corp.	21,324	4,250,513
Union Pacific Corp.	22,500	3,804,975
		25,818,041
Semiconductors & Semiconductor Equipment - 3.41%
Applied Materials, Inc.	103,767	4,660,176
KLA-Tencor Corp.	21,156	2,500,639
Kulicke & Soffa Industries, Inc. (b)	57,424	1,294,911
Lam Research Corp. (f)	37,443	7,033,293
MKS Instruments, Inc.	39,290	3,060,298
SolarEdge Technologies, Inc. (a)(b)(f)	61,958	3,869,897
		22,419,214
Software - 1.41%
Microsoft Corp.	69,010	9,244,580

Specialty Retail - 1.17%
AutoZone, Inc. (a)	3,190	3,507,309
Group 1 Automotive, Inc.	25,690	2,103,754
Penske Automotive Group, Inc.	43,488	2,056,983
		7,668,046
Thrifts & Mortgage Finance - 0.31%
MGIC Investment Corp. (a)	156,825	2,060,680
TOTAL COMMON STOCKS (Cost $288,905,318)		$361,054,645

INVESTMENT COMPANIES - 16.86%
Exchange Traded Funds - 16.86%
Global X MSCI Greece ETF (f)	306,599	$2,931,087
Invesco CurrencyShares Euro Currency Trust (a)(f)	34,111	3,693,198
Invesco CurrencyShares Japanese Yen Trust (a)(f)(h)	223,014	19,701,057
iShares Intermediate-Term Corporate Bond ETF	100,004	5,695,228
iShares International Treasury Bond ETF (f)	289,900	14,741,415
iShares JP Morgan USD Emerging Markets Bond ETF	66,763	7,563,580
iShares MBS ETF	121,040	13,023,904
iShares MSCI China ETF (f)	92,013	5,470,173
iShares MSCI Hong Kong ETF	164,381	4,254,180
iShares MSCI Mexico ETF (f)	56,585	2,454,657
iShares MSCI Peru ETF	33,749	1,250,063
iShares MSCI South Korea ETF (f)	67,331	4,031,107
iShares MSCI Turkey ETF (f)	113,337	2,699,687
SPDR Gold Shares (a)(f)	153,467	20,441,804
VanEck Vectors Russia ETF (f)	121,733	2,876,551
TOTAL INVESTMENT COMPANIES (Cost $107,159,068)		$110,827,691

	Principal Amount	Fair Value
CORPORATE BONDS - 2.86%
Banks - 0.85%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,586,754

Food Products - 0.66%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	4,150,000	4,319,402

Software - 0.72%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,754,179

Technology Hardware, Storage & Peripherals - 0.63%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,142,977
TOTAL CORPORATE BONDS (Cost $18,151,929)		$18,803,312

UNITED STATES TREASURY OBLIGATIONS - 5.73%
United States Treasury Inflation Index Bond - 1.50%
0.125%, 07/15/2022	$9,879,101	$9,849,225

United States Treasury Notes - 4.23%
2.500%, 12/31/2020	4,260,000	4,301,268
2.500%, 01/31/2025	13,980,000	14,497,697
3.500%, 02/15/2039	7,540,000	8,956,401
		27,755,366
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $35,823,002)		$37,604,591

FOREIGN GOVERNMENT BONDS - 3.48%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 5,400,000	$4,319,093
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 10,480,000	13,452,362
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 3,750,000	5,085,690
TOTAL FOREIGN GOVERNMENT BONDS (Cost $21,571,026)		$22,857,145

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 11.87%
Money Market Funds - 11.87%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)(g)	77,982,323	$77,982,323
TOTAL SHORT-TERM INVESTMENTS (Cost $77,982,323)		$77,982,323

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.27%
Mount Vernon Liquid Assets Portfolio, LLC, 2.520% (c)	74,087,001	$74,087,001
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $74,087,001)		$74,087,001

Total Investments (Cost $623,679,667) - 107.01%		$703,216,708
Liabilities in Excess of Other Assets - (7.01)%		(46,057,119)
TOTAL NET ASSETS - 100.00%		$657,159,589

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2019.
(d)	Illiquid security. The fair value of these securities total $6,437 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of June 30, 2019. Total loaned securities had a value of $72,927,002 or 11.10% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(g)	All or a portion of the assets have been committed as collateral for open securites sold short.
(h)	Affiliated security. At June 30, 2019, the market value of this security totals $19,701,057, which represents 3.00% of total net assets.
(i)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
June 30, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 11.06%
Aerospace & Defense - 0.30%
Axon Enterprise, Inc.	17,756	$1,140,113
Cubic Corp.	6,699	431,951
Embraer SA - ADR	18,886	380,175
		1,952,239
Auto Components - 0.06%
Veoneer, Inc. (b)	20,996	363,441

Automobiles - 0.17%
Ferrari NV (b)	6,864	1,107,987

Banks - 0.06%
Pacific Premier Bancorp, Inc.	13,397	413,699

Beverages - 0.19%
Keurig Dr Pepper, Inc.	42,936	1,240,850

Building Products - 0.21%
Trex Co., Inc.	18,759	1,345,020

Capital Markets - 0.44%
The Charles Schwab Corp.	26,634	1,070,421
CME Group, Inc. - Class A	6,053	1,174,948
Virtu Financial, Inc. - Class A	14,931	325,197
WisdomTree Investments, Inc.	53,913	332,643
		2,903,209
Chemicals - 0.41%
Ashland Global Holdings, Inc.	14,366	1,148,849
GCP Applied Technologies, Inc.	13,317	301,497
Linde PLC (b)	6,214	1,247,771
		2,698,117
Commercial Services & Supplies - 0.34%
The Brink's Co.	4,975	403,871
Cimpress NV (b)	4,197	381,465
Healthcare Services Group, Inc.	21,872	663,159
MSA Safety, Inc.	3,713	391,313
Ritchie Bros Auctioneers, Inc. (b)	10,976	364,623
		2,204,431
Construction & Engineering - 0.07%
Granite Construction, Inc.	8,959	431,645

Diversified Telecommunication Services - 0.22%
Cogent Communications Holdings, Inc.	6,618	392,844
Intelsat SA (b)	55,446	1,078,425
		1,471,269
Electric Utilities - 0.06%
Avangrid, Inc.	7,730	390,365

Energy Equipment & Services - 0.70%
Baker Hughes, a GE Co. - Class A	48,747	1,200,639
Core Laboratories NV (b)	18,482	966,239
Diamond Offshore Drilling, Inc.	38,417	340,759
Halliburton Co.	27,844	633,173
National Oilwell Varco, Inc.	27,279	606,412
Schlumberger, Ltd.	22,033	875,591
		4,622,813
Entertainment - 0.34%
Netflix, Inc.	2,905	1,067,065
Zynga, Inc.	186,112	1,140,866
		2,207,931
Food Products - 0.20%
Calavo Growers, Inc.	3,955	382,607
Conagra Brands, Inc.	35,996	954,614
		1,337,221
Gas Utilities - 0.06%
South Jersey Industries, Inc.	11,622	392,010

Health Care Equipment & Supplies - 1.13%
ABIOMED, Inc.	4,278	1,114,376
Align Technology, Inc.	4,062	1,111,769
Becton Dickinson and Co.	4,842	1,220,233
IDEXX Laboratories, Inc.	5,004	1,377,751
Intuitive Surgical, Inc.	2,098	1,100,506
Neogen Corp.	6,214	385,952
Nevro Corp.	17,675	1,145,870
		7,456,457
Health Care Technology - 0.25%
Tabula Rasa HealthCare, Inc.	6,699	334,481
Teladoc Health, Inc.	19,854	1,318,504
		1,652,985
Hotels, Restaurants & Leisure - 0.68%
Bloomin' Brands, Inc.	40,596	767,670
Boyd Gaming Corp.	48,102	1,295,868
Shake Shack, Inc. - Class A	19,208	1,386,818
The Stars Group, Inc. (b)	58,594	1,000,199
		4,450,555
Household Durables - 0.07%
Skyline Champion Corp.	16,217	444,021

Industrial Conglomerates - 0.19%
General Electric Co.	120,013	1,260,137

Insurance - 0.17%
Markel Corp.	1,049	1,142,990

Internet & Direct Marketing Retail - 0.39%
GrubHub, Inc.	18,401	1,435,094
JD.com, Inc. - Class A - ADR	37,610	1,139,207
		2,574,301
IT Services - 0.38%
GDS Holdings, Ltd. - Class A - ADR	28,167	1,058,234
GoDaddy, Inc. - Class A	15,334	1,075,680
Switch, Inc. - Class A	28,094	367,751
		2,501,665

Machinery - 0.33%
Wabtec Corp.	14,769	1,059,823
Xylem, Inc.	13,559	1,134,075
		2,193,898
Metals & Mining - 0.28%
Agnico Eagle Mines, Ltd. (b)	26,157	1,340,285
First Majestic Silver Corp. (b)	61,140	483,617
		1,823,902
Oil, Gas & Consumable Fuels - 0.21%
Concho Resources, Inc.	10,411	1,074,207
Jagged Peak Energy, Inc.	37,448	309,695
		1,383,902
Pharmaceuticals - 0.13%
Nektar Therapeutics	24,858	884,448

Professional Services - 0.39%
Equifax, Inc.	9,201	1,244,343
TransUnion	17,756	1,305,244
		2,549,587
Real Estate Investment Trusts (REITs) - 0.11%
CoreSite Realty Corp.	6,457	743,653

Real Estate Management & Development - 0.16%
The Howard Hughes Corp.	8,636	1,069,482

Semiconductors & Semiconductor Equipment - 0.31%
Marvell Technology Group, Ltd.	44,712	1,067,275
NVIDIA Corp.	5,972	980,782
		2,048,057
Software - 1.01%
Blackbaud, Inc.	12,348	1,031,058
BlackBerry, Ltd. (b)	120,093	895,894
DocuSign, Inc.	22,840	1,135,376
Dropbox, Inc. - Class A	50,362	1,261,568
Nutanix, Inc. - Class A	27,602	715,996
Splunk, Inc.	9,362	1,177,272
Varonis Systems, Inc.	6,295	389,912
		6,607,076
Specialty Retail - 0.19%
Floor & Decor Holdings, Inc.	18,966	794,675
National Vision Holdings, Inc.	14,124	434,031
		1,228,706
Technology Hardware, Storage & Peripherals - 0.33%
Pure Storage, Inc.	62,710	957,582
Western Digital Corp.	25,988	1,235,729
		2,193,311
Textiles, Apparel & Luxury Goods - 0.17%
VF Corp.	12,673	1,106,987

Trading Companies & Distributors - 0.16%
SiteOne Landscape Supply, Inc.	14,931	1,034,718

Water Utilities - 0.19%
Aqua America, Inc.	29,754	1,230,923
TOTAL COMMON STOCKS (Proceeds $69,953,226)		$72,664,008

TOTAL SECURITIES SOLD SHORT
(Proceeds $69,953,226) - 11.06%		$72,664,008

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at June 30, 2019

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$5,723,543	$-	$-	$5,723,543
Biotechnology	15,891,645	-	-	15,891,645
Capital Markets	15,207,257	-	-	15,207,257
Chemicals	-	-	6,437	6,437
Commercial Services & Supplies	15,984,676	-	-	15,984,676
Communications Equipment	17,998,365	-	-	17,998,365
Consumer Finance	18,274,671	-	-	18,274,671
Diversified Telecommunication Services	10,906,035	-	-	10,906,035
Entertainment	8,952,599	-	-	8,952,599
Food & Staples Retailing	15,393,028	-	-	15,393,028
Health Care Providers & Services	34,690,632	-	-	34,690,632
Hotels, Restaurants & Leisure	16,749,468	-	-	16,749,468
Household Durables	15,791,857	-	-	15,791,857
Insurance	4,937,248	-	-	4,937,248
Interactive Media & Services	15,701,970	-	-	15,701,970
IT Services	34,057,918	-	-	34,057,918
Media	9,782,638	-	-	9,782,638
Multiline Retail	20,635,086	-	-	20,635,086
Professional Services	17,159,011	-	-	17,159,011
Road & Rail	25,818,041	-	-	25,818,041
Semiconductors & Semiconductor Equipment	22,419,214	-	-	22,419,214
Software	9,244,580	-	-	9,244,580
Specialty Retail	7,668,046	-	-	7,668,046
Thrifts & Mortgage Finance	2,060,680	-	-	2,060,680
Total Common Stocks	$361,048,208	$-	$6,437	$361,054,645
Exchange Traded Funds	110,827,691	-	-	110,827,691
Corporate Bonds	-	18,803,312	-	18,803,312
United States Treasury Obligations	-	37,604,591	-	37,604,591
Foreign Government Bonds	-	22,857,145	-	22,857,145
Money Market Funds	77,982,323	-	-	77,982,323
Investments Purchased as Securites Lending Collateral*	-	-	-	74,087,001
Total Investments in Securities	$549,858,222	$79,265,048	$6,437	$703,216,708

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$72,664,008	$-	$-	$72,664,008
Total Securities Sold Short	$72,664,008	$-	$-	$72,664,008

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$6,423
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation	14	*
Purchases	–
Sales	–
Transfer into and/or out of Level 3	–
Balance as of June 30, 2019	$6,437	(1)

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2019:	$14

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%.

Leuthold Global Fund
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 57.77%
Banks - 0.60%
Nedbank Group, Ltd. (b)	8,249	$148,384
Taishin Financial Holding Co., Ltd. (b)	275,000	126,696
Turkiye Halk Bankasi AS (b)	92,776	91,860
		366,940
Beverages - 2.88%
Asahi Group Holdings, Ltd. (b)	5,800	261,108
Britvic PLC (b)	15,676	176,866
Carlsberg A/S - Class B (b)	1,993	264,466
Coca-Cola European Partners PLC (b)	4,631	261,651
PepsiCo, Inc.	3,327	436,270
Pernod Ricard SA (b)	1,960	360,986
		1,761,347
Communications Equipment - 2.43%
Arcadyan Technology Corp. (b)	97,000	278,026
Ciena Corp. (a)	12,104	497,838
Cisco Systems, Inc.	8,329	455,846
CommScope Holding Co., Inc. (a)	10,074	158,464
Taihan Fiberoptics Co., Ltd. (a)(b)	25,931	101,485
		1,491,659
Consumer Finance - 3.95%
Ally Financial, Inc.	11,574	358,678
Capital One Financial Corp.	5,160	468,218
Encore Capital Group, Inc. (a)(f)	5,202	176,192
Hitachi Capital Corp. (b)	6,700	149,286
Krungthai Card PCL - NVDR	175,600	247,873
Nelnet, Inc. - Class A	3,427	202,947
Santander Consumer USA Holdings, Inc.	15,031	360,143
Synchrony Financial (f)	13,233	458,788
		2,422,125
Diversified Telecommunication Services - 0.71%
China Telecom Corp., Ltd. - H Shares - ADR	2,552	127,677
Telekomunikasi Indonesia Persero Tbk PT - ADR	5,356	156,609
Telkom SA SOC, Ltd. (b)	23,425	153,200
		437,486
Entertainment - 1.12%
Viacom, Inc. - Class B	8,743	261,153
The Walt Disney Co.	3,051	426,042
		687,195
Health Care Providers & Services - 2.05%
Anthem, Inc. (f)	1,611	454,640
Centene Corp. (a)	7,413	388,738
UnitedHealth Group, Inc.	1,682	410,425
		1,253,803
Household Durables - 2.55%
Barratt Developments PLC (b)	32,913	239,509
Haseko Corp. (b)	22,300	226,249
Lennar Corp. - Class A	6,525	316,201
Meritage Homes Corp. (a)	6,175	317,024
Redrow PLC (b)	33,298	230,591
TRI Pointe Group, Inc. (a)(f)	19,420	232,457
		1,562,031

Insurance - 6.77%
The Allstate Corp.	3,529	358,864
Arch Capital Group, Ltd. (a)(b)	6,115	226,744
Dai-ichi Life Holdings, Inc. (b)	15,400	232,998
Fidelity National Financial, Inc.	5,293	213,308
First American Financial Corp.	3,792	203,630
Legal & General Group PLC (b)	82,179	281,548
Lincoln National Corp.	2,612	168,343
Medibank Pvt, Ltd. (b)	98,046	240,576
MetLife, Inc.	10,079	500,624
MS&AD Insurance Group Holdings, Inc. (b)	6,700	212,969
Old Mutual, Ltd. (b)	66,373	99,250
Old Republic International Corp.	9,307	208,291
Ping An Insurance Group Co. of China, Ltd. - H Shares (b)	45,000	541,119
The Progressive Corp.	2,620	209,417
Prudential Financial, Inc.	2,347	237,047
RSA Insurance Group PLC (b)	29,332	214,962
		4,149,690
Interactive Media & Services - 2.52%
Alphabet, Inc. - Class A (a)	498	539,234
Auto Trader Group PLC (b)	26,654	185,640
Baidu, Inc. - Class A - ADR (a)	1,479	173,576
Facebook, Inc. - Class A (a)	1,086	209,598
IAC/InterActiveCorp (a)	1,144	248,854
Yandex NV - Class A (a)(b)	4,986	189,468
		1,546,370
IT Services - 6.88%
Accenture PLC - Class A (b)	2,325	429,590
Bechtle AG (b)	2,129	245,018
CACI International, Inc. (a)	1,544	315,887
Computershare, Ltd. (b)	14,049	160,225
CSG Systems International, Inc. (f)	4,548	222,079
DXC Technology Co.	4,416	243,542
First Data Corp. - Class A (a)	11,043	298,934
FleetCor Technologies, Inc. (a)	1,325	372,126
Genpact, Ltd.	9,642	367,264
ManTech International Corp. - Class A	3,286	216,383
MAXIMUS, Inc.	3,051	221,319
NET One Systems Co., Ltd. (b)	16,900	467,355
NS Solutions Corp. (b)	7,300	232,280
TIS, Inc. (b)	3,900	199,305
Wipro, Ltd. - ADR	51,059	221,085
		4,212,392
Life Sciences Tools & Services - 3.85%
Bio-Rad Laboratories, Inc. - Class A (a)	899	281,018
Cambrex Corp. (a)	5,591	261,715
Eurofins Scientific SE (b)	580	255,932
Gerresheimer AG (b)	3,691	272,047
IQVIA Holdings, Inc. (a)	2,939	472,885
Medpace Holdings, Inc. (a)	4,587	300,081
Siegfried Holding AG (b)	690	240,424
Syneos Health, Inc. (a)	5,324	272,003
		2,356,105
Media - 3.03%
Comcast Corp. - Class A	9,261	391,555
Fuji Media Holdings, Inc. (b)	11,700	163,423
Naspers, Ltd. (b)	1,535	371,547
Nexstar Media Group, Inc. (f)	3,179	321,079
Quebecor Inc. - Class B (b)	7,363	175,367
TEGNA, Inc. (f)	14,582	220,917
Telenet Group Holding NV (b)	3,847	214,365
		1,858,253

Metals & Mining - 3.34%
African Rainbow Minerals, Ltd. (b)	15,745	204,425
Anglo American PLC (b)	13,248	378,476
Boliden AB (b)	10,467	268,206
Korea Zinc Co., Ltd. (b)	667	275,104
Rio Tinto PLC - ADR (f)	9,063	564,987
Teck Resources, Ltd. - Class B (b)(f)	15,500	357,430
		2,048,628
Oil, Gas & Consumable Fuels - 5.98%
Cenovus Energy, Inc. (b)(f)	21,218	187,143
Ecopetrol SA - ADR (f)	11,040	201,922
Enagas SA (b)	6,324	168,766
Energy Transfer LP	17,469	245,963
Eni SpA - ADR	6,178	204,059
Enterprise Products Partners LP	9,581	276,603
Equinor ASA - ADR (f)	9,509	188,088
Exxon Mobil Corp. (f)	3,819	292,650
Galp Energia SGPS SA (b)	10,161	156,269
Keyera Corp. (b)	8,247	212,229
Magellan Midstream Partners LP	3,069	196,416
MOL Hungarian Oil & Gas PLC - A Series (b)	17,481	194,060
Phillips 66 Partners LP	3,583	176,821
Plains All American Pipeline LP	10,685	260,180
PTT PCL - NVDR	130,400	207,645
Repsol SA (b)	12,299	193,006
TC Energy Corp. (b)	6,118	302,963
		3,664,783
Paper & Forest Products - 0.08%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,698

Road & Rail - 3.00%
Canadian National Railway Co. (b)(f)	3,142	290,572
Canadian Pacific Railway, Ltd. (b)	1,326	311,928
Central Japan Railway Co. (b)	1,200	240,610
CSX Corp.	3,694	285,805
Hitachi Transport System, Ltd. (b)	6,000	195,186
Knight-Swift Transportation Holdings, Inc. (f)	5,207	170,998
Ryder System, Inc.	2,798	163,123
TFI International, Inc. (b)	5,924	179,274
		1,837,496
Semiconductors & Semiconductor Equipment - 2.07%
Applied Materials, Inc.	5,921	265,912
Lam Research Corp. (f)	1,715	322,146
SCREEN Holdings Co., Ltd. (b)	2,900	120,747
Sino-American Silicon Products, Inc. (b)	75,000	197,546
SUMCO Corp. (b)	18,000	214,561
UniTest, Inc. (b)	13,879	144,337
		1,265,249
Thrifts & Mortgage Finance - 0.24%
Sangsangin Co., Ltd. (a)(b)	7,698	149,687

Wireless Telecommunication Services - 3.72%
China Mobile, Ltd. - ADR	5,555	251,586
KDDI Corp. (b)	17,900	455,496
Rogers Communications, Inc. - Class B (b)	6,016	322,035
SoftBank Group Corp. (b)	15,200	732,113
Telephone & Data Systems, Inc.	7,535	229,064
T-Mobile US, Inc. (a)(f)	3,856	285,884
		2,276,178
TOTAL COMMON STOCKS (Cost $34,459,398)		$35,395,115

PREFERRED STOCKS - 0.23%
Diversified Telecommunication Services - 0.23%
Telefonica Brasil SA - ADR	10,936	$142,387
TOTAL PREFERRED STOCKS (Cost $141,549)		$142,387

INVESTMENT COMPANIES - 13.89%
Exchange Traded Funds - 13.89%
Invesco CurrencyShares Euro Currency Trust (a)	5,297	$573,506
Invesco CurrencyShares Japanese Yen Trust (a)(f)	21,570	1,905,494
iShares Floating Rate Bond ETF	7,002	356,612
iShares Intermediate-Term Corporate Bond ETF	15,683	893,147
iShares International Treasury Bond ETF (f)	22,495	1,143,871
iShares JP Morgan USD Emerging Markets Bond ETF	6,615	749,413
iShares MBS ETF	9,220	992,072
SPDR Gold Shares (a)(f)	14,228	1,895,169
TOTAL INVESTMENT COMPANIES (Cost $8,169,231)		$8,509,284

	Principal Amount	Fair Value
CORPORATE BONDS - 1.92%
Banks - 0.93%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$570,821

Diversified Telecommunication Services - 0.99%
AT&T, Inc.
3.400%, 05/15/2025	590,000	606,523
TOTAL CORPORATE BONDS (Cost $1,099,912)		$1,177,344

UNITED STATES TREASURY OBLIGATIONS - 5.67%
United States Treasury Inflation Indexed Bond - 1.80%
0.125%, 07/15/2022	$1,105,704	$1,102,360

United States Treasury Notes - 3.87%
2.500%, 01/31/2025	1,289,000	1,336,733
3.500%, 02/15/2039	873,000	1,036,994
		2,373,727
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $3,290,300)		$3,476,087

FOREIGN GOVERNMENT BONDS - 4.02%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 610,000	$487,898
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 1,180,000	1,514,674
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 630,000	461,103
TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,321,994)		$2,463,675

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 14.07%
Money Market Funds - 14.07%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)(g)	8,620,125	$8,620,125
TOTAL SHORT-TERM INVESTMENTS (Cost $8,620,125)		$8,620,125

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.93%
Mount Vernon Liquid Assets Portfolio, LLC, 2.520% (c)	6,698,517	$6,698,517
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $6,698,517)		$6,698,517

Total Investments (Cost $64,801,026) - 108.50%		$66,482,534
Liabilities in Excess of Other Assets - (8.50)%		(5,210,791)
TOTAL NET ASSETS - 100.00%		$61,271,743

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2019.
(d)	Illiquid security. The fair value of these securities total $47,698 which represents 0.08% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of June 30, 2019. Total loaned securities had a value of $6,592,564 or 10.76% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(g)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$400,801	0.60%
British Pound	2,267,945	3.41
Canadian Dollar	1,376,803	2.07
Danish Krone	264,466	0.40
Euro	3,951,884	5.94
Hong Kong Dollar	588,817	0.89
Hungarian Forint	194,060	0.29
Japanese Yen	4,103,686	6.17
New Taiwan Dollar	602,268	0.91
South African Rand	877,556	1.32
South Korea Won	670,613	1.01
Swedish Krona	268,206	0.40
Swiss Franc	240,424	0.36
Thai Baht	455,518	0.69
Turkish Lira	91,860	0.14
US Dollar	50,127,627	75.40
Total Investments	$66,482,534	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$400,801	0.60%
Belgium	214,365	0.32
Bermuda	226,744	0.34
Brazil	142,387	0.21
United Kingdom	2,995,333	4.51
Canada	2,826,839	4.25
China	890,070	1.34
Colombia	201,922	0.30
Denmark	264,466	0.40
France	1,875,660	2.82
Germany	517,065	0.78
Hong Kong	251,586	0.38
Hungary	194,060	0.29
India	221,085	0.33
Indonesia	156,609	0.24
Ireland	429,590	0.65
Italy	204,059	0.31
Japan	4,103,686	6.17
Luxembourg	255,932	0.39
Norway	188,088	0.28
Portugal	156,269	0.24
Russia	189,468	0.28
South Africa	976,806	1.47
South Korea	670,613	1.01
Spain	361,772	0.54
Sweden	268,206	0.40
Switzerland	240,424	0.36
Taiwan	602,268	0.91
Thailand	455,518	0.69
Turkey	91,860	0.14
United States	45,908,983	69.05
Total Investments	$66,482,534	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
June 30, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 5.65%
Aerospace & Defense - 0.15%
Axon Enterprise, Inc.	846	$54,322
Cubic Corp.	319	20,569
Embraer SA - ADR	900	18,117
		93,008
Auto Components - 0.03%
Veoneer, Inc. (b)	1,002	17,345

Automobiles - 0.09%
Ferrari NV (b)	327	52,784

Banks - 0.03%
Pacific Premier Bancorp, Inc.	639	19,732

Beverages - 0.10%
Keurig Dr Pepper, Inc.	2,046	59,129

Building Products - 0.10%
Trex Co., Inc.	895	64,172

Capital Markets - 0.23%
The Charles Schwab Corp.	1,269	51,001
CME Group, Inc. - Class A	288	55,904
Virtu Financial, Inc. - Class A	712	15,507
WisdomTree Investments, Inc.	2,569	15,851
		138,263
Chemicals - 0.21%
Ashland Global Holdings, Inc.	685	54,780
GCP Applied Technologies, Inc.	635	14,376
Linde PLC (b)	296	59,437
		128,593
Commercial Services & Supplies - 0.17%
The Brink's Co.	237	19,240
Cimpress NV (b)	200	18,178
Healthcare Services Group, Inc.	1,042	31,593
MSA Safety, Inc.	177	18,654
Ritchie Bros Auctioneers, Inc. (b)	523	17,374
		105,039
Construction & Engineering - 0.03%
Granite Construction, Inc.	427	20,573

Diversified Telecommunication Services - 0.11%
Cogent Communications Holdings, Inc.	315	18,698
Intelsat SA (b)	2,642	51,387
		70,085

Electric Utilities - 0.03%
Avangrid, Inc.	369	18,635

Energy Equipment & Services - 0.36%
Baker Hughes, a GE Co. - Class A	2,323	57,215
Core Laboratories NV (b)	881	46,059
Diamond Offshore Drilling, Inc.	1,831	16,241
Halliburton Co.	1,327	30,176
National Oilwell Varco, Inc.	1,300	28,899
Schlumberger, Ltd.	1,050	41,727
		220,317
Entertainment - 0.17%
Netflix, Inc.	138	50,690
Zynga, Inc.	8,870	54,373
		105,063
Food Products - 0.10%
Calavo Growers, Inc.	188	18,187
Conagra Brands, Inc.	1,716	45,508
		63,695
Gas Utilities - 0.03%
South Jersey Industries, Inc.	554	18,686

Health Care Equipment & Supplies - 0.58%
ABIOMED, Inc.	204	53,140
Align Technology, Inc.	194	53,098
Becton Dickinson and Co.	231	58,214
IDEXX Laboratories, Inc.	238	65,528
Intuitive Surgical, Inc.	100	52,455
Neogen Corp.	296	18,385
Nevro Corp.	842	54,587
		355,407
Health Care Technology - 0.13%
Tabula Rasa HealthCare, Inc.	319	15,928
Teladoc Health, Inc.	946	62,824
		78,752
Hotels, Restaurants & Leisure - 0.35%
Bloomin' Brands, Inc.	1,935	36,591
Boyd Gaming Corp.	2,292	61,747
Shake Shack, Inc. - Class A	915	66,063
The Stars Group, Inc. (b)	2,792	47,659
		212,060
Household Durables - 0.03%
Skyline Champion Corp.	774	21,192

Industrial Conglomerates - 0.10%
General Electric Co.	5,719	60,050

Insurance - 0.09%
Markel Corp.	50	54,480

Internet & Direct Marketing Retail - 0.20%
GrubHub, Inc.	877	68,397
JD.com, Inc. - Class A - ADR	1,792	54,280
		122,677
IT Services - 0.19%
GDS Holdings, Ltd. - Class A - ADR	1,342	50,419
GoDaddy, Inc. - Class A	731	51,280
Switch, Inc. - Class A	1,340	17,540
		119,239
Machinery - 0.17%
Wabtec Corp.	704	50,519
Xylem, Inc.	646	54,031
		104,550
Metals & Mining - 0.14%
Agnico Eagle Mines, Ltd. (b)	1,248	63,948
First Majestic Silver Corp. (b)	2,917	23,073
		87,021
Oil, Gas & Consumable Fuels - 0.11%
Concho Resources, Inc.	496	51,177
Jagged Peak Energy, Inc.	1,785	14,762
		65,939
Pharmaceuticals - 0.07%
Nektar Therapeutics	1,185	42,162

Professional Services - 0.20%
Equifax, Inc.	438	59,235
TransUnion	846	62,190
		121,425
Real Estate Investment Trusts (REITs) - 0.06%
CoreSite Realty Corp.	308	35,472

Real Estate Management & Development - 0.08%
The Howard Hughes Corp.	412	51,022

Semiconductors & Semiconductor Equipment - 0.16%
Marvell Technology Group, Ltd.	2,131	50,867
NVIDIA Corp.	285	46,806
		97,673
Software - 0.51%
Blackbaud, Inc.	589	49,181
BlackBerry, Ltd. (b)	5,723	42,694
DocuSign, Inc.	1,089	54,134
Dropbox, Inc. - Class A	2,400	60,120
Nutanix, Inc. - Class A	1,315	34,111
Splunk, Inc.	446	56,085
Varonis Systems, Inc.	300	18,582
		314,907
Specialty Retail - 0.10%
Floor & Decor Holdings, Inc.	904	37,878
National Vision Holdings, Inc.	673	20,681
		58,559

Technology Hardware, Storage & Peripherals - 0.17%
Pure Storage, Inc.	2,989	45,642
Western Digital Corp.	1,239	58,914
		104,556
Textiles, Apparel & Luxury Goods - 0.09%
VF Corp.	605	52,847

Trading Companies & Distributors - 0.08%
SiteOne Landscape Supply, Inc.	712	49,342

Water Utilities - 0.10%
Aqua America, Inc.	1,419	58,704
TOTAL COMMON STOCKS (Proceeds $3,293,087)		$3,463,155

INVESTMENT COMPANIES - 5.52%
Exchange Traded Funds - 5.52%
iShares MSCI ACWI ETF	21,338	$1,572,824
iShares MSCI EAFE ETF	21,771	1,431,008
iShares MSCI Emerging Markets ETF	8,754	375,634
TOTAL INVESTMENT COMPANIES (Proceeds $3,361,734)		$3,379,466

TOTAL SECURITIES SOLD SHORT
(Proceeds $6,654,821) - 11.17%		$6,842,621

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at June 30, 2019

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$-	$366,940	$-	$366,940
Beverages	697,921	1,063,426	-	1,761,347
Communications Equipment	1,112,148	379,511	-	1,491,659
Consumer Finance	2,024,966	397,159	-	2,422,125
Diversified Telecommunication Services	284,286	153,200	-	437,486
Entertainment	687,195	-	-	687,195
Health Care Providers & Services	1,253,803	-	-	1,253,803
Household Durables	865,682	696,349	-	1,562,031
Insurance	2,326,268	1,823,422	-	4,149,690
Interactive Media & Services	1,360,730	185,640	-	1,546,370
IT Services	2,908,209	1,304,183	-	4,212,392
Life Sciences Tools & Services	1,587,702	768,403	-	2,356,105
Media	1,108,918	749,335	-	1,858,253
Metals & Mining	922,417	1,126,211	-	2,048,628
Oil, Gas & Consumable Fuels	2,745,037	919,746	-	3,664,783
Paper & Forest Products	-	-	47,698	47,698
Road & Rail	1,401,700	435,796	-	1,837,496
Semiconductors & Semiconductor Equipment	588,058	677,191	-	1,265,249
Thrifts & Mortgage Finance	-	149,687	-	149,687
Wireless Telecommunication Services	1,088,569	1,187,609	-	2,276,178
Total Common Stocks	$22,963,609	$12,383,808	$47,698	$35,395,115
Preferred Stocks	142,387	-	-	142,387
Exchange Traded Funds	8,509,284	-	-	8,509,284
Corporate Bonds	-	1,177,344	-	1,177,344
United States Treasury Obligations	-	3,476,087	-	3,476,087
Foreign Government Bonds	-	2,463,675	-	2,463,675
Money Market Funds	8,620,125	-	-	8,620,125
Investments Purchased as Securites Lending Collateral*	-	-	-	6,698,517
Total Investments in Securities	$40,235,405	$19,500,914	$47,698	$66,482,534

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,463,155	$-	$-	$3,463,155
Exchange Traded Funds	3,379,466	-	-	3,379,466
Total Securities Sold Short	$6,842,621	$-	$-	$6,842,621

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$47,596
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	102	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of June 30, 2019	$47,698	(1)

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2019:	$102

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 0.07%
Paper & Forest Products - 0.07%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	$2,228
TOTAL COMMON STOCKS (Cost $44,944)		$2,228

SHORT-TERM INVESTMENTS - 99.66%
Money Market Funds - 99.66%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)	3,237,038	$3,237,038
TOTAL SHORT-TERM INVESTMENTS (Cost $3,237,038)		$3,237,038

Total Investments (Cost $3,281,982) - 99.73%		$3,239,266
Other Assets in Excess of Liabilities - 0.27%		8,879
TOTAL NET ASSETS - 100.00%		$3,248,145

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2019.
(d)	Illiquid security. The fair value of these securities total $2,228 which represents 0.07% of total net assets.
(e)
The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Hong Kong Dollar	$2,228	100.00%
Total Investments	$2,228	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
China	$2,228	100.00%
Total Investments	$2,228	100.00%

Leuthold Global Industries Fund

Summary of Fair Value Exposure at June 30, 2019
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investments at Fair Value	Level 1		Level 2	Level 3	Total
Common Stocks	$–		$–	$2,228	$2,228
Money Market Funds	3,237,038		–	–	3,237,038
Total Investments in Securities	$3,237,038		$–	$2,228	$3,239,266

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$2,223
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	5	*
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of June 30, 2019	$2,228	(1)

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2019	$5

* Unrealized appreciation is due to a change in foreign currency exchange rates.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 80.82%
Money Market Funds - 80.82%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (a)(b)	70,684,686	$70,684,686
TOTAL SHORT-TERM INVESTMENTS (Cost $70,684,686)		$70,684,686

Total Investments (Cost $70,684,686) - 80.82%		$70,684,686
Other Assets in Excess of Liabilities (b) - 19.18%		16,775,655
TOTAL NET ASSETS - 100.00%		$87,460,341

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of June 30, 2019.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.45%
Aerospace & Defense - 2.67%
Axon Enterprise, Inc.	21,258	$1,364,976
Cubic Corp.	8,020	517,130
Embraer SA - ADR	22,611	455,159
		2,337,265
Auto Components - 0.50%
Veoneer, Inc. (b)	25,271	437,441

Automobiles - 1.51%
Ferrari NV (b)	8,175	1,319,609

Banks - 0.57%
Pacific Premier Bancorp, Inc.	16,040	495,315

Beverages - 1.70%
Keurig Dr Pepper, Inc.	51,405	1,485,605

Building Products - 1.85%
Trex Co., Inc.	22,514	1,614,254

Capital Markets - 3.97%
The Charles Schwab Corp.	31,887	1,281,539
CME Group, Inc. - Class A	7,247	1,406,715
Virtu Financial, Inc. - Class A	17,876	389,339
WisdomTree Investments, Inc.	64,546	398,249
		3,475,842
Chemicals - 3.69%
Ashland Global Holdings, Inc.	17,199	1,375,404
GCP Applied Technologies, Inc.	15,943	360,950
Linde PLC (b)	7,440	1,493,952
		3,230,306
Commercial Services & Supplies - 3.02%
The Brink's Co.	5,991	486,349
Cimpress NV (b)	5,025	456,722
Healthcare Services Group, Inc.	26,186	793,960
MSA Safety, Inc.	4,445	468,459
Ritchie Bros Auctioneers, Inc. (b)	13,141	436,544
		2,642,034
Construction & Engineering - 0.59%
Granite Construction, Inc.	10,726	516,779

Diversified Telecommunication Services - 2.01%
Cogent Communications Holdings, Inc.	7,923	470,309
Intelsat SA (b)	66,382	1,291,130
		1,761,439

Electric Utilities - 0.54%
Avangrid, Inc.	9,276	468,438

Energy Equipment & Services - 6.33%
Baker Hughes, a GE Co. - Class A	58,362	1,437,456
Core Laboratories NV (b)	22,127	1,156,799
Diamond Offshore Drilling, Inc.	45,994	407,967
Halliburton Co.	33,336	758,061
National Oilwell Varco, Inc.	32,660	726,032
Schlumberger, Ltd.	26,379	1,048,301
		5,534,616
Entertainment - 3.02%
Netflix, Inc.	3,479	1,277,906
Zynga, Inc.	222,820	1,365,887
		2,643,793
Food Products - 1.83%
Calavo Growers, Inc.	4,735	458,064
Conagra Brands, Inc.	43,095	1,142,879
		1,600,943
Gas Utilities - 0.54%
South Jersey Industries, Inc.	13,914	469,319

Health Care Equipment & Supplies - 10.20%
ABIOMED, Inc.	5,121	1,333,969
Align Technology, Inc.	4,831	1,322,245
Becton Dickinson and Co.	5,798	1,461,154
IDEXX Laboratories, Inc.	5,991	1,649,502
Intuitive Surgical, Inc.	2,512	1,317,670
Neogen Corp.	7,440	462,098
Nevro Corp.	21,161	1,371,868
		8,918,506
Health Care Technology - 2.26%
Tabula Rasa HealthCare, Inc.	8,020	400,438
Teladoc Health, Inc.	23,770	1,578,566
		1,979,004
Hotels, Restaurants & Leisure - 6.09%
Bloomin' Brands, Inc.	48,603	919,083
Boyd Gaming Corp.	57,589	1,551,448
Shake Shack, Inc. - Class A	22,997	1,660,383
The Stars Group, Inc. (b)	70,151	1,197,477
		5,328,391
Household Durables - 0.61%
Skyline Champion Corp.	19,422	531,774

Industrial Conglomerates - 1.73%
General Electric Co.	143,683	1,508,671

Insurance - 1.57%
Markel Corp.	1,256	1,368,538

Internet & Direct Marketing Retail - 3.52%
GrubHub, Inc.	22,031	1,718,198
JD.com, Inc. - Class A - ADR	45,028	1,363,898
		3,082,096

IT Services - 3.42%
GDS Holdings, Ltd. - Class A - ADR	33,723	1,266,973
GoDaddy, Inc. - Class A	18,359	1,287,884
Switch, Inc. - Class A	33,462	438,018
		2,992,875
Machinery - 3.00%
Wabtec Corp.	17,683	1,268,932
Xylem, Inc.	16,233	1,357,728
		2,626,660
Metals & Mining - 2.50%
Agnico Eagle Mines, Ltd. (b)	31,307	1,604,171
First Majestic Silver Corp. (b)	73,243	579,352
		2,183,523
Oil, Gas & Consumable Fuels - 1.89%
Concho Resources, Inc.	12,465	1,286,139
Jagged Peak Energy, Inc.	44,835	370,785
		1,656,924
Pharmaceuticals - 1.21%
Nektar Therapeutics	29,761	1,058,896

Professional Services - 3.49%
Equifax, Inc.	11,015	1,489,669
TransUnion	21,258	1,562,675
		3,052,344
Real Estate Investment Trusts (REITs) - 1.02%
CoreSite Realty Corp.	7,730	890,264

Real Estate Management & Development - 1.46%
The Howard Hughes Corp.	10,339	1,280,382

Semiconductors & Semiconductor Equipment - 2.80%
Marvell Technology Group, Ltd.	53,531	1,277,785
NVIDIA Corp.	7,150	1,174,244
		2,452,029
Software - 9.04%
Blackbaud, Inc.	14,784	1,234,464
BlackBerry, Ltd. (b)	143,780	1,072,599
DocuSign, Inc.	27,345	1,359,320
Dropbox, Inc. - Class A	60,295	1,510,389
Nutanix, Inc. - Class A	33,046	857,213
Splunk, Inc.	11,209	1,409,532
Varonis Systems, Inc.	7,537	466,842
		7,910,359

Specialty Retail - 1.68%
Floor & Decor Holdings, Inc.	22,707	951,424
National Vision Holdings, Inc.	16,910	519,644
		1,471,068
Technology Hardware, Storage & Peripherals - 3.00%
Pure Storage, Inc.	75,079	1,146,456
Western Digital Corp.	31,114	1,479,471
		2,625,927
Textiles, Apparel & Luxury Goods - 1.51%
VF Corp.	15,095	1,318,548

Trading Companies & Distributors - 1.42%
SiteOne Landscape Supply, Inc.	17,876	1,238,807

Water Utilities - 1.69%
Aqua America, Inc.	35,655	1,475,047
TOTAL COMMON STOCKS (Proceeds $88,397,076)		$86,983,631

TOTAL SECURITIES SOLD SHORT
(Proceeds $88,397,076) - 99.45%		$86,983,631

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at June 30, 2019

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$70,684,686	$–	$–	$70,684,686
Total Investments in Securities	$70,684,686	$–	$–	$70,684,686

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$86,983,631	$–	$–	$86,983,631
Total Securities Sold Short	$86,983,631	$–	$–	$86,983,631

The Fund did not invest in any Level 3 securities during the period.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.48%
Airlines - 1.60%
Delta Air Lines, Inc.	1,875	$106,406
United Continental Holdings, Inc. (a)	1,169	102,346
		208,752
Biotechnology - 4.39%
AbbVie, Inc.	1,326	96,427
Amgen, Inc.	593	109,278
Biogen, Inc. (a)	353	82,556
Celgene Corp. (a)	825	76,263
Gilead Sciences, Inc.	1,668	112,690
Regeneron Pharmaceuticals, Inc. (a)	305	95,465
		572,679
Capital Markets - 4.21%
FactSet Research Systems, Inc.	262	75,079
Intercontinental Exchange, Inc.	1,235	106,136
Moody's Corp.	538	105,077
MSCI, Inc.	333	79,517
Nasdaq, Inc.	815	78,378
S&P Global, Inc.	462	105,239
		549,426
Commercial Services & Supplies - 4.41%
Republic Services, Inc.	2,186	189,395
Stericycle, Inc. (a)	1,559	74,442
Tetra Tech, Inc.	1,367	107,378
Waste Management, Inc.	1,771	204,320
		575,535
Communications Equipment - 4.98%
Ciena Corp. (a)	2,480	102,002
Cisco Systems, Inc.	4,015	219,741
F5 Networks, Inc. (a)	607	88,398
Juniper Networks, Inc.	3,399	90,515
Motorola Solutions, Inc.	892	148,723
		649,379
Consumer Finance - 5.01%
Ally Financial, Inc.	3,490	108,155
Capital One Financial Corp.	1,958	177,669
OneMain Holdings, Inc.	1,504	50,850
Santander Consumer USA Holdings, Inc.	3,149	75,450
Synchrony Financial	4,647	161,112
World Acceptance Corp. (a)	493	80,906
		654,142

Diversified Telecommunication Services - 3.04%
AT&T, Inc.	6,019	201,697
Verizon Communications, Inc.	3,404	194,470
		396,167
Entertainment - 2.49%
Viacom, Inc. - Class B	3,840	114,701
The Walt Disney Co.	1,505	210,158
		324,859
Food & Staples Retailing - 4.25%
Costco Wholesale Corp.	1,075	284,080
Walmart, Inc.	2,447	270,369
		554,449
Health Care Providers & Services - 9.30%
Anthem, Inc.	386	108,933
Centene Corp. (a)	3,381	177,300
Encompass Health Corp.	2,165	137,174
HCA Healthcare, Inc.	1,828	247,091
Humana, Inc.	555	147,241
Tenet Healthcare Corp. (a)	2,146	44,336
UnitedHealth Group, Inc.	993	242,302
Universal Health Services, Inc. - Class B	843	109,919
		1,214,296
Hotels, Restaurants & Leisure - 4.62%
BJ's Restaurants, Inc.	990	43,501
Brinker International, Inc.	1,224	48,164
The Cheesecake Factory, Inc.	1,238	54,125
Cracker Barrel Old Country Store, Inc.	365	62,317
Darden Restaurants, Inc.	833	101,401
Dave & Buster's Entertainment, Inc.	1,055	42,696
Dine Brands Global, Inc.	686	65,492
The Wendy's Co.	3,553	69,568
Yum! Brands, Inc.	1,042	115,318
		602,582
Household Durables - 4.24%
D.R. Horton, Inc.	3,152	135,946
Lennar Corp. - Class A	1,885	91,347
Meritage Homes Corp. (a)	1,345	69,052
PulteGroup, Inc.	4,773	150,922
Toll Brothers, Inc.	2,898	106,125
		553,392
Insurance - 1.35%
MetLife, Inc.	3,550	176,329

Interactive Media & Services - 4.36%
Alphabet, Inc. - Class A (a)	256	277,197
Facebook, Inc. - Class A (a)	762	147,066
IAC/InterActiveCorp (a)	425	92,450
YY, Inc. - Class A - ADR (a)	757	52,755
		569,468
IT Services - 9.19%
Alliance Data Systems Corp.	449	62,918
Fiserv, Inc. (a)	2,066	188,337
FleetCor Technologies, Inc. (a)	483	135,651
Genpact, Ltd.	1,689	64,334
Mastercard, Inc. - Class A	1,132	299,448
MAXIMUS, Inc.	1,453	105,401
Visa, Inc. - Class A	1,604	278,374
The Western Union Co.	3,269	65,020
		1,199,483
Media - 2.72%
AMC Networks, Inc. - Class A (a)	1,095	59,667
Comcast Corp. - Class A	3,371	142,526
Discovery, Inc. - Class A (a)	2,209	67,816
Nexstar Media Group, Inc.	839	84,739
		354,748
Multiline Retail - 5.52%
Dollar General Corp.	1,839	248,559
Dollar Tree, Inc. (a)	1,638	175,905
Target Corp.	3,414	295,687
		720,151
Professional Services - 4.63%
ASGN, Inc. (a)	1,876	113,686
Insperity, Inc.	1,470	179,546
Robert Half International, Inc.	2,195	125,137
TriNet Group, Inc. (a)	2,014	136,549
TrueBlue, Inc. (a)	2,234	49,282
		604,200
Road & Rail - 7.02%
Canadian National Railway Co. (b)	1,072	99,139
Canadian Pacific Railway, Ltd. (b)	623	146,554
CSX Corp.	1,794	138,802
Genesee & Wyoming, Inc. - Class A (a)	1,144	114,400
Kansas City Southern	1,064	129,616
Norfolk Southern Corp.	757	150,893
Union Pacific Corp.	805	136,134
		915,538

Semiconductors & Semiconductor Equipment - 5.98%
Applied Materials, Inc.	3,599	161,631
KLA-Tencor Corp.	742	87,704
Kulicke & Soffa Industries, Inc. (b)	2,010	45,325
Lam Research Corp.	1,309	245,883
MKS Instruments, Inc.	1,368	106,554
SolarEdge Technologies, Inc. (a)(b)	2,129	132,977
		780,074
Software - 2.54%
Microsoft Corp.	2,473	331,283

Specialty Retail - 2.06%
AutoZone, Inc. (a)	112	123,141
Group 1 Automotive, Inc.	904	74,028
Penske Automotive Group, Inc.	1,520	71,896
		269,065
Thrifts & Mortgage Finance - 0.57%
MGIC Investment Corp. (a)	5,664	74,425
TOTAL COMMON STOCKS (Cost $10,398,760)		$12,850,422

SHORT-TERM INVESTMENTS - 1.54%
Money Market Funds - 1.54%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.250% (c)	201,517	$201,517
TOTAL SHORT-TERM INVESTMENTS (Cost $201,517)		$201,517

Total Investments (Cost $10,600,277) - 100.02%		$13,051,939
Liabilities in Excess of Other Assets - (0.02)%		(2,906)
TOTAL NET ASSETS - 100.00%		$13,049,033

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at June 30, 2019

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,850,422	$–	$–	$12,850,422
Money Market Funds	201,517	–	–	201,517
Total Investments in Securities	$13,051,939	$–	$–	$13,051,939

The Fund did not invest in any Level 3 securities during the period.